FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES




Report for six month period ending:     /    /        (a)
             or fiscal year ending:   12/31/13        (b)

Is this an amendment to a previous filing? (Y/N)                    N
                                                                   ----

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.    A.  Registrant Name: Nuveen Unit Trusts

      B.  File Number: 811 - 08103

      C.  [/] Telephone Number: (312) 917-7945


2.    A.  Street: 333 West Wacker

      B.  City:  Chicago   C. State: IL    D. Zip Code: 60606  Zip Ext: 1286

      E.  Foreign Country:                           Foreign Postal Code:


3.    Is this the first filing on this form by Registrant? (Y/N)             N
                                                                           ----


4.    Is this the last filing on this form by Registrant? (Y/N)              N
                                                                           ----


5.    Is Registrant a small business investment company (SBIC)? (Y/N)        N
                                                                           ----
          [If answer is "Y" (Yes), complete only Items 89 through 110.]


6.    Is Registrant a unit investment trust (UIT)? (Y/N)                     Y
                                                                           ----
          [If answer is "Y" (Yes), complete only Items 111 through 132.]


7.    A.  Is Registrant a series or multiple portfolio company? (Y/N)

          [If answer is "N" (No), go to Item 8.]

      B. How many separate series or portfolios did Registrant have at the end of the period?



SCREEN NUMBER: 01                  PAGE NUMBER: 01             NEXT SCREEN:


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For period ending 12-31-13                             If filing more than one
File number 811 - 08103                                PAGE 43, "X" BOX:  [  ]

UNIT INVESTMENT TRUSTS

111.    A.   [/] Depositor Name:

        B.   [/] File Number (If any):

        C.   [/] City:    State: IL  Zip Code:   Zip Ext:

                Foreign Country: --------------- Foreign Postal Code: -------


111.    A.   [/] Depositor Name: --------------------------------------------

        B.   [/] File Number (If any): ------------

        C.   [/] City: -------- State: ----  Zip Code: -----  Zip Ext:-------

                Foreign Country: --------------- Foreign Postal Code: -------


112.    A.   [/] Sponsor Name: Nuveen Investments

        B.   [/] File Number (If any): 8-13464

        C.   [/] City: Chicago   State: IL  Zip Code: 60606  Zip Ext: 1286

                Foreign Country: --------------- Foreign Postal Code: -------


112.    A.   [/] Sponsor Name: --------------------------------------------

        B.   [/] File Number (If any): ------------

        C.   [/] City: -------- State: ----  Zip Code: -----  Zip Ext:-------

                Foreign Country: --------------- Foreign Postal Code: -------


PAGE NUMBER: 43

For period ending 12-31-13                             If filing more than one
File number 811 - 08103                                PAGE 44, "X" BOX:  [  ]


113.    A.   [/] Trustee Name:

        B.   [/] City:   State:   Zip Code:   Zip Ext:

                Foreign Country: --------------- Foreign Postal Code: -------


113.    A.   [/] Trustee Name: ----------------------------------------------

        B.   [/] City: ----------- State:------ Zip Code: ------- Zip Ext:---

                 Foreign Country: -------------- Foreign Postal Code: -------


114.    A.   [/] Principal Underwriter Name: Nuveen Investments

        B.   [/] File Number: 8 - 13464

        C.   [/] City: Chicago  State: IL  Zip Code: 60606  Zip Ext: 1286

                 Foreign Country:---------------- Foreign Postal Code: -------


114.    A.   [/] Principal Underwriter Name: ---------------------------

        B.   [/] File Number: 8 -

        C.   [/] City:------------- State:----- Zip Code: ----- Zip Ext: -----

                 Foreign Country:---------------- Foreign Postal Code: -------


115.    A.   [/] Independent Public Accountant Name:   Deloitte & Touche LLP

        B.   [/] City: Chicago   State: IL  Zip Code: 60601  Zip Ext: 6779

                 Foreign Country:------------------- Foreign Postal Code:------


115.    A.   [/] Independent Public Accountant Name:-------------------------

        B.   [/] City:----------- State:--- Zip Code:------   Zip Ext: ------

                 Foreign Country: ----------------- Foreign Postal Code: ----


PAGE NUMBER: 44

For period ending 12-31-13                              If filing more than one
File number 811 - 08103                                 PAGE 45,"X" BOX:   [  ]

116.    Family of investment companies information:

        A.[/] Is Registrant part of a family of
              investment companies? (Y/N)
                                                                     -------
        B.[/] Identify the family in 10 letters:
                                                                     -------
              (NOTE: In filing this form, use this identification
                 consistently for all investment companies in family.
                 This designation is for purposes of this form only.)

117.    A. [/] Is Registrant a separate account of an
               insurance company? (Y/N)
                                                                     -------
                 If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

        B. [/] Variable annuity contracts? (Y/N)
                                                                     -------
        C. [/] Scheduled premium variable life contracts? (Y/N)
                                                                     -------
        D. [/] Flexible premium variable life contracts? (Y/N)
                                                                     -------
        E. [/] Other types of insurance products registered
               under the Securities Act of 1933? (Y/N)
                                                                     -------
118.    [/] State the number of series existing at the end of
            the period that had securities registered under
            the Securities Act of 1933                                     2
                                                                     -------
119.    [/] State the number of new series for which registration
            statements under the Securities Act of 1933 became
            effective during the period                                    0
                                                                     -------
120.    [/] State the total value of the portfolio securities on
            the date of deposit for the new series included in
            item 119 ($000's omitted)                                      0
                                                                     -------
121.    [/] State the number of series for which a current
            prospectus was in existence at the end of the period           0
                                                                     -------
122.    [/] State the number of existing series for which
            additional units were registered under the
            Securities Act of 1933 during the current period               0
                                                                     -------


PAGE NUMBER: 45

For period ending 12-31-13                              If filing more than one
File number 811 - 08103                                 PAGE 46,"X" BOX:   [  ]

123. [/]  State the total value of the additional units
          considered in answering Item 122 ($000's omitted)          $      0


124. [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series
          during the current period (the value of these units
          is to be measured on the date they were placed in the
          subsequent series) ($000's omitted)                        $      0

125. [/]  State the total dollar amount of sales loads collected
          (before reallowances to other brokers or dealers) by
          Registrant's principal underwriter and any underwriter
          which is an affiliated person of the principal underwriter during the current period solely from the sale
          of units of all series of Registrant ($000's omitted)      $      0
                                                                        -------

126. Of the amount shown in Item 125, state the total dollar amount of sales loads collected from secondary market operations in
     Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
     subsequent series.) ($000's omitted)                            $      0
                                                                        -------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                                       Total
                                                       Number of       Assets       Total Income
                                                        Series        ($000's      Distributions
                                                       Investing      omitted)    ($000'S omitted)
                                                      -----------    ---------   ------------------


      A.  U.S. Treasury direct issue                                 $            $
                                                     ------------    ---------    ---------
      B.  U.S. Government agency                                     $            $
                                                     ------------    ---------    ---------
      C.  State and municipal tax-free                               $            $
                                                     ------------    ---------    ---------
      D.  Public utility debt                                        $            $
                                                     ------------    ---------    ---------
      E.  Brokers or dealers debt or debt of
          brokers' or dealers' parent                                $            $
                                                     ------------    ---------    ---------
      F.  All other corporate intermediate &
          long-term debt                                    1        $   4,595    $     323
                                                     ------------    ---------    ---------
      G.  All other corporate short-term debt                        $            $
                                                     ------------    ---------    ---------
      H.  Equity securities of brokers or dealers
          or parents of brokers or dealers                           $            $
                                                     ------------    ---------    ---------
      I.  Investment company equity securities                       $            $
                                                     ------------    ---------    ---------
      J.  All other equity securities                        1       $   1,145    $       0
                                                     ------------    ---------    ---------
      K.  Other securities                                           $            $
                                                     ------------    ---------    ---------
      L.  Total assets of all series of Registrant                   $   5,740
                                                                     =========


PAGE NUMBER: 46

For period ending 12-31-13                             If filing more than one
File number 811 - 08103                                Page 47, "X" Box:  [  ]



128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
          other than the issuer? (Y/N)                                     ----

          [If answer is "N" (No), go to Item 131.]


129. [/]  Is the issuer of any instrument covered in Item 128 delinquent or in default as to payment of principal or
          interest at the end of the current period? (Y/N)                 ----

          [If answer is "N" (No), go to Item 131.]


130. [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments
          identified in Item 129 derived from insurance or
          guarantees? (Y/N)                                                ----


131. Total expenses incurred by all series of Registrant during
     the current reporting period ($000's omitted)                      $    15
                                                                           ----


132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-________  811-________  811-________  811-________  811-________

         811-________  811-________  811-________  811-________  811-________

         811-________  811-________  811-________  811-________  811-________

         811-________  811-________  811-________  811-________  811-________

         811-________  811-________  811-________  811-________  811-________

         811-________  811-________  811-________  811-________  811-________

         811-________  811-________  811-________  811-________  811-________

         811-________  811-________  811-________  811-________  811-________

         811-________  811-________  811-________  811-________  811-________

         811-________  811-________  811-________  811-________  811-________



PAGE NUMBER: 47